Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of other provisions [line items]
Current	$ 4,104	$ 3,965
Non-current	10,717	10,478
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the reporting period	3,421	2,792
Movement in provisions	(135)	629
Utilised	(339)	(256)
Change in estimate - Samarco dam failure provision		747
Change in estimate - Samarco Germano dam decommissioning	(33)	(56)
Amortisation of discounting impacting net finance costs	222	290
Exchange translation	15	(96)
Current	1,950	1,815
Non-current	1,336	1,606
At the end of the reporting period	3,286	3,421
Samarco dam failure provision	3,122	3,237
Samarco Germano dam decommissioning provision	$ 164	$ 184